FINANCIAL INSTRUMENTS - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives [Line Items]
At 1 January	£ 555,934
At 31 December	571,555	£ 555,934
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Financial Liabilities Excluding Derivatives [Line Items]
At 1 January	33	45
Gains recognised in the income statement within other income	(3)	(5)
Redemptions	(4)	(7)
At 31 December	26	33
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	£ (3)	£ (4)